TEMPORARY REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY - Reserved shares of common stock for future issuance (Details) - shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
TEMPORARY REDEEMABLE PREFERRED STOCK
Total shares reserved and available for future issuance of common stock	73,517,552	77,150,622	13,159,256
Conversion of outstanding shares of Series A Preferred Stock
TEMPORARY REDEEMABLE PREFERRED STOCK
Total shares reserved and available for future issuance of common stock			3,874,946
Conversion of outstanding shares of NCNV Preferred Stock 1 and 3
TEMPORARY REDEEMABLE PREFERRED STOCK
Total shares reserved and available for future issuance of common stock			103,952
Warrants
TEMPORARY REDEEMABLE PREFERRED STOCK
Total shares reserved and available for future issuance of common stock	107,813	93,750
Awards outstanding under the 2017 and 2007 Equity Incentive Plans
TEMPORARY REDEEMABLE PREFERRED STOCK
Total shares reserved and available for future issuance of common stock	5,856,563	5,984,204	948,464
Shares available for future issuance under the 2024 Equity Incentive Plan
TEMPORARY REDEEMABLE PREFERRED STOCK
Total shares reserved and available for future issuance of common stock	1,218,964	2,708,175	7,795,733
Shares authorized and available for future issuance
TEMPORARY REDEEMABLE PREFERRED STOCK
Total shares reserved and available for future issuance of common stock	53,978,749	68,364,493	436,161